Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
The Acquirers Fund
Shareholder Report [Line Items]
Fund Name	The Acquirers Fund
Class Name	The Acquirers Fund
Trading Symbol	ZIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Acquirers Fund for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://acquirersfund.com/. You can also request this information by contacting us at 1-646-535-8629.
Additional Information Phone Number	1-646-535-8629
Additional Information Website	https://acquirersfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Acquirers Fund	$40	0.75%
[1]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 32,724,172
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 134,821
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$32,724,172
Number of Holdings	32
Net Advisory Fee	$134,821
Portfolio Turnover	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
Atkore, Inc.	4.0%
Steel Dynamics, Inc.	3.9%
Nucor, Corp.	3.9%
Mueller Industries, Inc.	3.7%
Scorpio Tankers, Inc.	3.7%
Crocs, Inc.	3.5%
Lululemon Athletica, Inc.	3.5%
Dillard’s, Inc.	3.5%
Old Dominion Freight Line, Inc.	3.5%
Williams-Sonoma, Inc.	3.4%
Industry Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://acquirersfund.com/

[1]
*	Annualized